EQUITY (Tables)	6 Months Ended
Jun. 30, 2019
Equity [abstract]
Disclosure of classes of share capital
The partnership has the following capital securities outstanding as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2019	Dec. 31, 2018
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$568	$562
Series 2	24,000,000	6.50%	541	537
Series 3	24,000,000	6.75%	527	523
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares(1)	—	7.64%	—	420
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	13
Series 3	909,814	5.00%	17	17
Series 4	940,486	5.20%	18	17
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
Forest City Enterprises L.P. (“Forest City”) Preferred Capital(3)	—	—%	—	29
Capital Securities – Fund Subsidiaries			874	813
Total capital securities			$3,012	$3,385

Current			74	520
Non-current			2,938	2,865
Total capital securities			$3,012	$3,385

(1)	During the six months ended June 30, 2019, $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(2)
BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

(3)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See Note 4, Investment Properties for further information.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	3,308	11,078
Exchange LP Units exchanged(1)	(49)	(7,770)
Outstanding, end of period	3,259	3,308

(1)
Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

The following table presents changes to the BPR Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	106,090	—
Issued on August 28, 2018 for the acquisition of GGP	—	162,324
BPR Units exchanged(1)	(22,957)	(56,166)
Repurchases of BPR Units	(4,680)	—
Forfeitures	(14)	(68)
Outstanding, end of period	78,439	106,090

(1)
BPR Units issued for the acquisition of GGP that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPR Units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Outstanding, beginning of period	139	139	424,198	254,989
Issued on August 28, 2018 for the acquisition of GGP	—	—	—	109,702
Exchange LP Units exchanged	—	—	49	7,770
BPR Units exchanged	—	—	22,957	56,166
Distribution Reinvestment Program	—	—	105	175
Issued under unit-based compensation plan	—	—	785	57
Repurchase of LP Units	—	—	(16,662)	(4,661)
Outstanding, end of period	139	139	431,432	424,198

Schedule of distributions made to partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2019	2018	2019	2018
Limited Partners	$140	$80	$281	$160
Holders of:
Redeemable/Exchangeable Partnership Units	144	136	286	273
Special LP Units	1	2	3	3
Exchange LP Units	1	4	2	7
BPR Units	29	—	63	—
Total	$315	$222	$635	$443
Per unit(1)	$0.330	$0.315	$0.660	$0.630

(1)	Per unit outstanding on the distribution record date.

Earnings per share
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2019	2018	2019	2018
Net income attributable to limited partners	$57	$194	$203	$386
Income reallocation related to mandatorily convertible preferred shares	6	31	19	62
Less: Preferred share dividends	(3)	—	(3)	—
Net income attributable to limited partners – basic	60	225	219	448
Dilutive effect of conversion of preferred shares and options(1)	—	10	—	19
Net income attributable to limited partners – diluted	$60	$235	$219	$467

(in millions of units/shares)
Weighted average number of LP Units outstanding	421.0	256.0	423.7	255.5
Mandatorily convertible preferred shares	70.0	70.0	70.0	70.0
Weighted average number of LP Units - basic	491.0	326.0	493.7	325.5
Dilutive effect of the conversion of preferred shares and options(1)	0.1	19.6	0.1	18.4
Weighted average number of LP units outstanding - diluted	491.1	345.6	493.8	343.9

(1)
The effect of the conversion of capital securities, which would have resulted in 4.4 million and 13.0 million potential LP Units, would have been anti-dilutive and is therefore excluded from the weighted average number of LP Units outstanding for the purposes of diluted net income per LP Unit for the three and six months ended June 30, 2019.